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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07
                                               -------

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one):              [   ] is a restatement
                                              [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Rock Hill Investment Management, L.P.
           -------------------------------------
Address:   3 Bala Plaza East, Suite 585
           Bala Cynwyd, PA 19004

Form 13F File Number:  28-11169
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:    RHP General Partner, LLC
       ------------------------


Name:  Keith S. Marlowe
       ----------------
Title: Director
       --------
Phone: 610-949-9700
       ------------

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe                        Bala Cynwyd, PA   November 14, 2007
------------------------------------        ---------------   -----------------
[Signature]                                 [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page
                              ---------------------

                                 REPORT SUMMARY:

Number of Other Included Managers:       0
                                         -

Form 13F Information Table Entry Total:  50
                                         --

Form 13F Information Table Value Total:  $342,772
                                         ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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
                                                        MARKET
                                                         VALUE                                                VOTING AUTHORITY
                                TITLE OF               (x 1000) SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   -----------------
       NAME OF ISSUER             CLASS        CUSIP     (USD)     AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------             -----        -----   --------    ------     ---    ---- ---------- --------    ----    ------ ----
ADVANCED MEDICAL OPTICS, INC       CNV       00763MAJ7    6,353   7,000,000   PRN            SOLE              7,000,000
ADVANCED MEDICAL OPTICS, INC.      CNV       00763MAK4    3,735   4,400,000   PRN            SOLE              4,400,000
AFFILIATED COMPUTER SERVICES       CL A      008190100    1,472      29,300    SH            SOLE                 29,300
ANDREW CORP                        CNV       034425AB4    9,439   9,000,000   PRN            SOLE              9,000,000
BLACKBOARD INC                     CNV       091935AA4   11,655  10,500,000   PRN            SOLE             10,500,000
CEPHALON INC                       CNV       156708AP4   33,625  20,000,000   PRN            SOLE             20,000,000
CHENIERE ENERGY INC                COM       16411R208    1,394      35,600    SH            SOLE                 35,600
CHESAPEAKE CORP                    COM       165159104    1,953      55,400    SH            SOLE                 55,400
CKE RESTAURANTS INC                COM       12561E105      191      11,800    SH            SOLE                 11,800
CONTINENTAL AIRLS INC              CNV       210795PJ3   21,583  12,100,000   PRN            SOLE             12,100,000
CORNING INC                        CALL      219350905    2,463      99,900    SH   CALL     SOLE                 99,900
EDAP TMS S A                  SPONSORED ADR  268311107      137      23,834    SH            SOLE                 23,834
E M C CORP MASS                    CNV       268648AM4   14,288  10,000,000   PRN            SOLE             10,000,000
EARTHLINK INC                      CNV       270321AA0   14,251  13,000,000   PRN            SOLE             13,000,000
EASTMAN KODAK COMPANY              CNV       277461BE8   29,715  28,000,000   PRN            SOLE             28,000,000
FREIGHTCAR AMERICA, INC            COM       357023100      955      25,000    SH            SOLE                 25,000
HARTMARX CORP                      COM       417119104       49      10,000    SH            SOLE                 10,000
INTERMUNE INC                      CNV       45884XAC7   14,063  12,500,000   PRN            SOLE             12,500,000
ITRON INC                          CNV       465741AJ5    6,233   4,000,000   PRN            SOLE              4,000,000
K V PHARMACEUTICAL COMPANY         CNV       482740AC1   25,250  20,000,000   PRN            SOLE             20,000,000
LOCKHEED MARTIN CORP               COM       539830109    1,627      15,000    SH            SOLE                 15,000
MGI PHARMA INC                     CNV       552880AB2   11,940  16,000,000   PRN            SOLE             16,000,000
MUELLER WATER PRODUCTS, INC        COM       624758108      676      54,600    SH            SOLE                 54,600
NABI BIOPHARMACEUTICALS            CNV       629519AB5   10,436  12,350,000   PRN            SOLE             12,350,000
NATIONAL COAL CORP                 COM       632381208      172      70,082    SH            SOLE                 70,082
NETBANK INC                        COM       640933107        7     100,000    SH            SOLE                100,000
NEWPORT CORP                       CNV       651824AB0      924   1,000,000   PRN            SOLE              1,000,000
OCCULOGIX INC                      COM       67461T107      113     189,245    SH            SOLE                189,245
POLYMET MINING CORP                COM       731916102    1,039     272,727    SH            SOLE                272,727
POWERWAVE TECHNOLOGIES INC         CNV       739363AD1   12,402  14,250,000   PRN            SOLE             14,250,000
QLT INC                            CNV       746927AB8    9,574  10,103,000   PRN            SOLE             10,103,000
QUANTA SVCS INC                    COM       74762E102      802      30,330    SH            SOLE                 30,330
RADIAN GROUP INC                   COM       750236101      873      37,500    SH            SOLE                 37,500
RADISYS CORP                       CNV       750459AD1    6,444   6,985,000   PRN            SOLE              6,985,000
RF MICRODEVICES INC                COM       749941100    2,049     304,500    SH            SOLE                304,500
ROWAN COS INC                      COM       779382100    1,372      37,500    SH            SOLE                 37,500
SAVVIS INC                         CNV       805423AA8   13,950  15,000,000   PRN            SOLE             15,000,000
SEPRACOR INC                       CNV       817315AW4   13,369  15,000,000   PRN            SOLE             15,000,000
SHAW GROUP INC                     COM       820280105    2,237      38,500    SH            SOLE                 38,500
SILICOM LIMITED                    ORD       M84116108      390      16,969    SH            SOLE                 16,969
SILVERSTAR HOLDINGS LTD            ORD       G81365101      494      98,416    SH            SOLE                 98,416
THORATEC CORP                      CNV       885175AB5    7,885  11,185,000   PRN            SOLE             11,185,000
TITAN INTL INC ILL                 COM       88830M102    2,499      78,300    SH            SOLE                 78,300
TRANSMETA CORP DEL                 COM       89376R109      295      50,000    SH            SOLE                 50,000
VALE CAP LTD                  NT RIO CV VALE 91912C208    7,838     118,100   PRN            SOLE                118,100

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
                                                        MARKET
                                                         VALUE                                                VOTING AUTHORITY
                                TITLE OF               (x 1000) SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   -----------------
       NAME OF ISSUER             CLASS        CUSIP     (USD)     AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------             -----        -----   --------    ------     ---    ---- ---------- --------    ----    ------ ----
VECTOR GROUP LTD                   CNV       92240MAE8   18,875  12,500,000   PRN            SOLE             12,500,000
VECTOR GROUP LTD                   CNV       92240MAH1    2,265   1,500,000   PRN            SOLE              1,500,000
VIROPHARMA INC                     CNV       928241AH1    6,545   8,500,000   PRN            SOLE              8,500,000
WATSON PHARMACEUTICALS INC         DBCV      942683AC7    6,799   7,000,000   PRN            SOLE              7,000,000
XETHANOL CORP                      COM       98420A103       77     111,112    SH            SOLE                111,112